Borrowings - Research and Development Center (Details) € in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	May 01, 2021	Jul. 08, 2020 EUR (€)	May 01, 2020 EUR (€)	Dec. 31, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Proceeds from non-convertible notes								$ 548,070	$ 856,258
Foreign currency translation adjustments					$ (34,726)	$ 106	$ 27,924	$ 44,728	138,800	$ 45,133
European Central Banks (ECB) base rate
Debt Instrument [Line Items]
Fixed interest rate percentage	1.00%
European Central Banks (ECB) base rate | Minimum
Debt Instrument [Line Items]
Minimum base rate for interest	1.00%
Loans from Maltese government | Trust Stamp Malta Limited
Debt Instrument [Line Items]
Potential repayable advance | €		€ 800	€ 800
Percentage of payroll cost covered by advance		75.00%	75.00%
Term of payroll costs covered by advance		24 months	24 months
Employment term for receiving advances		36 months	36 months
Proceeds from non-convertible notes				$ 844,000					$ 844,000
Proceeds from additional loan							61,000
Foreign currency translation adjustments							$ 839,000
Loans from Maltese government | Trust Stamp Malta Limited | European Central Banks (ECB) base rate
Debt Instrument [Line Items]
Spread on variable rate	2.00%
Loans from Maltese government | Trust Stamp Malta Limited | European Central Banks (ECB) base rate | Minimum
Debt Instrument [Line Items]
Minimum base rate for interest	10.00%
Percentage of pre-tax profits per annum to be repaid	10.00%
Loans from Maltese government | Trust Stamp Malta Limited | European Central Banks (ECB) base rate | Maximum
Debt Instrument [Line Items]
Percentage of pre-tax profits per annum to be repaid	15.00%